CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2015		$ 3,039,448	$ (5,508,329)		$ (2,468,881)
Beginning balance, shares at Dec. 31, 2015		44,988,501
Options issued to officers and directors for accrued wages		$ 612,512			612,512
Warrants issued for services		319,419			319,419
Stock options issued for compensation		$ 271,097			271,097
Stock options issued for compensation, shares		565,576
Shares issued for payables and accrued expenses		$ 223,484			223,484
Shares issued for payables and accrued expenses, shares		509,549
Conversion of note to Tangiers		$ 473,966			473,966
Conversion of note to Tangiers, shares		2,843,698
Conversion of notes payable		$ 3,845,748			3,845,748
Conversion of notes payable, shares		1,638,731
Share buy-back with exercise of put option		$ 100,000			100,000
Share buy-back with exercise of put option, shares		104,939
Shares issued for advisory board services
Shares issued in settlement of disputes
Net loss			(3,854,004)		(3,854,004)
Ending balance at Dec. 31, 2016		$ 8,885,674	(9,362,333)		(476,659)
Ending balance, shares at Dec. 31, 2016		50,650,994
Issuance of preferred stock	$ 2,200				2,200
Issuance of preferred stock, shares	2,000
Consolidation of Cannabinoid Research & Development Limited as a 50% variable interest entity				(18,872)	(18,872)
Consolidation of Cannabinoid Research & Development Limited as a 50% variable interest entity, shares
Options issued to officers and directors for accrued wages		2,660,159			2,660,159
Warrants issued for services					249,835
Stock options issued for compensation		$ 170,233			170,233
Stock options issued for compensation, shares		163,534
Shares issued for payables and accrued expenses		$ 93,002			93,002
Shares issued for payables and accrued expenses, shares		66,000
Conversion of notes payable		$ 381,576			381,576
Conversion of notes payable, shares		379,100
Shares issued for advisory board services		$ 113,336			113,336
Shares issued for advisory board services, shares		111,173
Shares issued for professional and consulting services		$ 249,833			249,833
Shares issued for professional and consulting services, shares		239,700
Shares issued in settlement of disputes		$ 102,139			102,139
Shares issued in settlement of disputes, shares		100,000
Sale of common stock		$ 208,982			208,982
Sale of common stock, shares		271,136
Shares issued upon draws under our equity line of credit		$ 3,228,954			3,228,954
Shares issued upon draws under our equity line of credit, shares		3,714,238
Shares issued to acquire Prana Therapeutics, Inc.		$ 4,870,500		264,811	5,135,311
Shares issued to acquire Prana Therapeutics, Inc., shares		5,730,000
Exercise of options and warrants		$ 222,500			222,500
Exercise of options and warrants, shares		1,436,191
Non-Controlling Interests - Cannabinoid Research & Development Limited.				(291,918)	(291,918)
Non-Controlling Interests - Cannabinoid Research & Development Limited., shares
Non-Controlling Interest - Prana Therapeutics, Inc.				(4,174)	(4,174)
Non-Controlling Interest - Prana Therapeutics, Inc., shares
Net loss			(5,907,512)		(5,907,512)
Ending balance at Dec. 31, 2017	$ 2,200	$ 21,186,888	$ (15,269,845)	$ (50,153)	5,869,090
Ending balance, shares at Dec. 31, 2017	2,000	62,862,066
Net loss					(18,004,250)
Ending balance at Jun. 30, 2018					$ 6,261,905